GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 145,571	$ 139,759	$ 151,579
Long-Lived Assets	3,867	4,090	3,856
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	6,061	6,414	7,994
Long-Lived Assets	3,625	3,836	3,576
Americas principally U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	74,161	72,079	76,429
Long-Lived Assets	95	96	141
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	39,134	38,873	43,989
Long-Lived Assets	68	79	56
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	26,215	22,393	23,167
Long-Lived Assets	$ 79	$ 79	$ 83